Convertible Redeemable Preferred Shares - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands										12 Months Ended
	Dec. 31, 2019 USD ($)	Jun. 13, 2017 CNY (¥)	Jun. 13, 2017 USD ($) $ / shares shares	Jul. 14, 2015 CNY (¥)	Jul. 14, 2015 USD ($) $ / shares shares	Jun. 06, 2014 CNY (¥)	Jun. 06, 2014 USD ($) $ / shares shares	Dec. 19, 2013 CNY (¥)	Dec. 19, 2013 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Jun. 17, 2017 shares	Jun. 16, 2017 shares	Jun. 13, 2017 ¥ / shares shares	Jul. 14, 2015 ¥ / shares shares	Jun. 06, 2014 ¥ / shares shares	Dec. 19, 2013 ¥ / shares shares
Convertible Preferred Stock Warrants [Line Items]
Qualified IPO, gross proceeds | $	$ 100,000									$ 100,000
Qualified IPO, pre-money valuation | $										600,000
Implied pre-money valuation, inclusive | $										500,000
Implied inclusive pre money valuation, not inclusive | $										$ 600,000
Issuance cost of stock During Period											¥ 0		¥ 1,940
Accretion of convertible redeemable preferred shares											28,017	$ 4,075	26,817	$ 4,122
Series Seed Convertible Redeemable Preferred Shares [Member]
Convertible Preferred Stock Warrants [Line Items]
Temporary Equity, Shares Issued | shares					3,645,501		3,645,501		3,645,501						3,645,501			3,645,501	3,645,501	3,645,501
Temporary Equity, Par or Stated Value Per Share | $ / shares									$ 0.001
Consideration received on sale of stock								¥ 8,957	$ 1,450
Share price | (per share)									$ 0.3978											¥ 2.4570
Payment for stock issuance cost								¥ 124
Preferred stock redemption price percentage										100.00%
Series A Convertible Redeemable Preferred Shares [Member]
Convertible Preferred Stock Warrants [Line Items]
Temporary Equity, Shares Issued | shares					5,531,104		5,531,104								5,531,104			5,531,104	5,531,104
Temporary Equity, Par or Stated Value Per Share | $ / shares							$ 0.001
Consideration received on sale of stock						¥ 61,569	$ 10,000
Payment for stock issuance cost						¥ 295
Share price of shares issued | (per share)							$ 1.8080												¥ 11.1315
Series B Convertible Redeemable Preferred Shares [Member]
Convertible Preferred Stock Warrants [Line Items]
Temporary Equity, Shares Issued | shares					7,895,711										7,895,711			7,895,711
Temporary Equity, Par or Stated Value Per Share | $ / shares					$ 0.001
Consideration received on sale of stock				¥ 176,941	$ 28,921
Payment for stock issuance cost				¥ 5,122
Share price of shares issued | (per share)					$ 3.6629													¥ 22.4098
Series C Convertible Redeemable Preferred Shares [Member]
Convertible Preferred Stock Warrants [Line Items]
Temporary Equity, Shares Issued | shares			5,295,380												5,295,380	5,295,380	5,295,380
Temporary Equity, Par or Stated Value Per Share | $ / shares			$ 0.001
Consideration received on sale of stock		¥ 340,082	$ 50,000
Payment for stock issuance cost		¥ 1,940
Share price of shares issued | (per share)			$ 9.4422														¥ 64.2224
Series C Preferred Share [Member]
Convertible Preferred Stock Warrants [Line Items]
Preferred stock, liquidation preference, percentage	100.00%									100.00%
Accretion of convertible redeemable preferred shares											15,899		11,147
Series B Preferred Share [Member]
Convertible Preferred Stock Warrants [Line Items]
Preferred stock, liquidation preference, percentage	100.00%									100.00%
Preferred stock redemption term	5 years
Annual compound interest rate	6.00%
Accretion of convertible redeemable preferred shares											10,140		12,565
Pre-B Preferred Shares [Member]
Convertible Preferred Stock Warrants [Line Items]
Preferred stock, liquidation preference, percentage	100.00%									100.00%
Preferred stock redemption price percentage										130.00%
Series A Preferred Share [Member]
Convertible Preferred Stock Warrants [Line Items]
Preferred stock redemption term										5 years
Accretion of convertible redeemable preferred shares											¥ 1,978		¥ 3,105